Provisions and Other	12 Months Ended
Dec. 31, 2017
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Provisions and Other
Provisions and Other:

	Restructuring	Warranty
Balance	provision	provision	Other	Total
At January 1, 2015	$7	$5,361	$3,646	$9,014
Provisions made during the year	2,323	2,109	106	4,538
Provisions used/paid during the year	(1,501)	(3,246)	—	(4,747)
Provisions reversed during the year	(7)	(1,533)	—	(1,540)
Effect of movements in exchange rates	(9)	64	112	167
At December 31, 2016	813	2,755	3,864	7,432
Provisions made during the year	912	4,540	111	5,563
Provisions used/paid during the year	(1,424)	(905)	—	(2,329)
Provisions reversed during the year	(81)	(1,198)	—	(1,279)
Effect of movements in exchange rates	28	7	278	313
At December 31, 2017	$248	$5,199	$4,253	$9,700

At December 31, 2016
Current	$813	$2,755	$—	$3,568
Non-current	—	—	3,864	3,864
	$813	$2,755	$3,864	$7,432

At December 31, 2017
Current	$248	$5,199	$—	$5,447
Non-current	—	—	4,253	4,253
	$248	$5,199	$4,253	$9,700
Restructuring Provision
During 2017, restructuring charges relate primarily to a leadership change in sales and marketing, combined with cost reduction initiatives in the general and administration function and by cost reduction initiatives at Protonex.
During 2016, restructuring charges related to cost reduction initiatives that included the elimination of approximately 50 positions including the elimination of three executive level positions. These cost reduction initiatives were primarily focused on reducing the operating cost base associated with methanol Telecom Backup Power activities while the Corporation reviewed strategic alternatives for these assets prior to the sale of certain of its methanol Telecom Back-up Power business assets to Chung-Hsin Electric & Machinery Manufacturing Corporation (“CHEM”), a Taiwanese power equipment company in June 2016 (note 26).
Warranty provision
The Corporation recorded $4,540,000 (2016 - $2,109,000) of warranty provisions of which $4,057,000 (2016 - $1,132,000) related to new product sales and $483,000 (2016 - $977,000) related to upward warranty adjustments. This was offset by warranty expenditures of $905,000 (2016 - $3,246,000) and downward warranty adjustments of $1,198,000 (2016 - $1,533,000), due primarily to contractual expirations and changes in estimated and actual costs to repair. The remaining $7,000 (2016 – $64,000) reduction to the warranty provision related to the effect of movements in exchange rates.

15.	Provisions and Other (cont'd):
Other: Decommissioning liabilities
Provisions for decommissioning liabilities have been recorded for the Corporation’s two leased locations in Burnaby, British Columbia, comprising the Corporation’s head office building and manufacturing facilities, and are related to estimated site restoration obligations at the end of their respective lease terms. The Corporation has made certain modifications to the leased buildings to facilitate the manufacturing and testing of its fuel cell products. Consequently, the site restoration obligations relate primarily to dismantling and removing various manufacturing and test equipment and restoring the infrastructures of the leased buildings to their original states of when the respective leases were entered into.
Due to the long-term nature of the liability, the most significant uncertainty in estimating the provision is the costs that will be incurred. The Corporation has determined a range of reasonably possible outcomes of the total costs for the head office building and manufacturing facility. In determining the fair value of the decommissioning liabilities, the estimated future cash flows have been discounted at 2.26% per annum (2016 – 2.31%).
The Corporation performed an assessment of the estimated cash flows required to settle the obligations for the two buildings as of December 31, 2017. Based on the assessment, the changes in the estimated cash flows were determined to be nominal and as a result, no adjustment was recorded. The increase in the provision during 2017 was due to accretion costs of $111,000 (2016 - $106,000). The total undiscounted amount of the estimated cash flows required to settle the obligation for one of the buildings is $1,773,000 (2016 - $1,655,000) which is expected to be settled at the end of the lease term in 2025.
Other: Lease inducement
A lease extension and modification agreement was signed in December 2017 for the second building that eliminated the decommissioning liability at the end of the new 10 year lease term. The contractual elimination of the decommissioning liability of $2,768,000 for the second building will be treated as a lease inducement and deferred and amortized on a straight-line basis over the amended 10 year lease term, commencing January 2018.
The net discounted amount of estimated cash flows required to settle the obligations for both buildings is $4,253,000 as at December 31, 2017 (2016 - $3,864,000), of which $1,485,000 is the remaining obligation after 2017.